Stockholder's Equity - Schedule of Preferred Stock (Details)	Dec. 31, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	8,740,398
Preference shares issued (in shares)	4,611,985
Preference shares outstanding (in shares)	4,611,985
Series A preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	4,723,330
Preference shares issued (in shares)	2,547,330
Preference shares outstanding (in shares)	2,547,330
Series B preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	3,117,915
Preference shares issued (in shares)	1,392,131
Preference shares outstanding (in shares)	1,392,131
Series B-1 preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	899,153
Preference shares issued (in shares)	672,524
Preference shares outstanding (in shares)	672,524